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[LOGO] LIBERTY                                William J. O'connell
       MUTUAL -TM-                            ASSISTANT SECRETARY

                                              175 Berkeley Street, Mail Stop 07F
                                              Boston, MA 02117
                                              Telephone: (617) 574-5808
                                              Fax: (617) 350-8864


VIA EDGAR


December 21, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  LLAC VARIABLE ACCOUNT
     LIBERTY LIFE ASSURANCE COMPANY OF BOSTON, DEPOSITOR
     FILE NO. 333-65957

Dear Commissioners:

     Electronically transmitted for filing pursuant to Rule 497(d) under the Securities Act of 1933, as amended, is a Supplement, dated December 31, 2000, to Registrant's Prospectus, dated May 1, 2000. This filing is being made prior to first use of this supplement.

     Please address any question regarding the attached filling to the undersigned at (617) 574-5808.

                                                 Very truly yours,

                                                 /s/ William J. O'Connell

                                                 William J. O'Connell


Attachment
cc:  Christopher S. Petito



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